UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	10/31/2015

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2015 (Unaudited)

	Principal
Bonds and Notes--99.8%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities
0.13%, 4/15/17	12,571,093	a	12,568,554
0.13%, 4/15/19	16,533,773	a	16,514,396
0.13%, 4/15/20	16,497,728	a	16,385,279
0.13%, 1/15/22	17,132,798	a	16,745,306
0.13%, 7/15/22	10,799,496	a	10,560,730
0.13%, 1/15/23	7,955,875	a	7,696,322
0.13%, 7/15/24	1,841,900	a	1,765,442
0.38%, 7/15/23	8,136,872	a	8,023,981
0.63%, 7/15/21	11,352,048	a	11,533,930
0.63%, 1/15/24	17,089,026	a	17,072,005
0.75%, 2/15/45	1,821,834	a	1,620,020
1.25%, 7/15/20	15,551,398	a	16,308,207
2.13%, 1/15/19	14,175,977	a	15,105,255
2.38%, 1/15/25	14,711,410	a	16,936,997
Total Bonds and Notes
(cost $173,172,661)			168,836,424

Other Investment--.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $184,148)	184,148	[b]	184,148
Total Investments (cost $173,356,809)	99.9%		169,020,572
Cash and Receivables (Net)	.1%		142,876
Net Assets	100.0%		169,163,448

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b Investment in affiliated money market mutual fund.

At October 31, 2015, net unrealized depreciation on investments was $4,336,237 of which $4,694 related to appreciated investment securities and $4,340,931 related to depreciated investment securities. At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	99.8
Money Market Investment	.1
99.9

† Based on net assets.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	184,148	-	-	184,148
U.S. Treasury	-	168,836,424	-	168,836,424

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--118.5%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.0%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,292,195
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,204,861
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		3,003,047
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,064,313
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,004,666
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,242,305
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,951,268
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		4,012,001
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,142,387		4,171,181
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	148,167		148,662
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	190,129		190,556
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,145,828		2,157,971
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,277,760
					45,720,786
Asset-Backed Ctfs./Home Equity Loans--.2%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	378,122	a	387,552

First NLC Trust,
Ser. 2005-2, Cl. M1	0.68	9/25/35	1,725,299	a	1,697,352
					2,084,904
Asset-Backed Ctfs./Manufactured Housing--.1%
Origen Manufactured Housing
Contract Trust, Ser. 2005-B,
Cl. M2	6.48	1/15/37	833,659		897,326
Casinos & Gaming--.6%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	5,165,000	b	5,061,700
Commercial Mortgage Pass-Through Ctfs.--7.3%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.87	12/5/32	6,550,000	a,b	6,752,280
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	2,535,000		2,567,669
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. C	3.54	3/10/31	2,645,000	b	2,652,081
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	2,235,000	b	2,284,075
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	7,105,000	b	7,371,018
Credit Suisse Mortgage Trust,
Ser. 2014-USA Cl. C	4.34	9/15/37	3,500,000	b	3,603,897
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	2,800,000	b	2,571,060
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	2,650,000	b	2,574,874
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	b	6,469,772
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.49	12/15/19	1,410,000	a,b	1,427,010
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.49	12/15/19	3,180,000	a,b	3,098,543
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	4,835,000	b	4,853,192
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	b	845,459
Houston Galleria Mall Trust,

Ser. 2015-HGLR, Cl. B	3.19	3/5/37	3,435,000	b	3,395,241
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	2,305,000	a	2,263,618
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	4,790,000		5,148,150
Motel 6 Trust,
Ser. 2015-MTL6, Cl. A2A2	2.61	2/5/30	6,500,000	b	6,525,384
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,815,000		1,889,905
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	1,050,000		1,129,130
					67,422,358
Consumer Discretionary--3.9%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		518,623
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	2,670,000		3,448,967
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,194,000		1,243,252
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	b	4,477,574
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	7,050,571	b	8,953,880
Dana Holding,
Sr. Unscd. Notes	6.00	9/15/23	2,280,000		2,371,200
Dollar Tree,
Gtd. Notes	5.75	3/1/23	2,210,000	b	2,339,837
Sky,
Gtd. Notes	3.75	9/16/24	4,960,000	b	4,952,525
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		486,736
Time Warner,
Gtd. Debs.	5.35	12/15/43	5,790,000		6,097,026
Volkswagen Group of America,
Gtd. Notes	1.25	5/23/17	1,450,000	b	1,413,012
					36,302,632

Consumer Staples--2.1%
Altria Group,
Gtd. Notes	4.00	1/31/24	805,000		848,518
Altria Group,
Gtd. Notes	4.75	5/5/21	1,475,000		1,626,021
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	921,000		827,328
HJ Heinz,
Gtd. Notes	3.95	7/15/25	2,355,000	b	2,416,023
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	1,795,000	b	1,878,787
Reynolds American,
Gtd. Bonds	3.75	5/20/23	3,190,000	b	3,222,946
Reynolds American,
Gtd. Notes	4.85	9/15/23	4,595,000		4,980,828
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	b	3,450,136
					19,250,587
Energy--5.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	2,485,000		2,676,966
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	2,450,000		2,456,125
Continental Resources,
Gtd. Notes	3.80	6/1/24	1,955,000		1,639,117
Continental Resources,
Gtd. Notes	4.90	6/1/44	1,465,000		1,113,941
Continental Resources,
Gtd. Notes	5.00	9/15/22	2,965,000		2,668,500
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	3,090,000		2,918,959
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,031,681
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	5,630,000	c	4,601,855
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	4,450,000		3,927,125
Kinder Morgan,

Gtd. Notes	7.75	1/15/32	7,710,000		7,821,425
Laredo Petroleum,
Gtd. Notes	7.38	5/1/22	2,060,000		2,044,550
NRG Energy,
Gtd. Notes	6.25	7/15/22	1,065,000		985,125
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,156,179
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,185,000		1,196,003
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	995,000		1,025,151
Talisman Energy,
Sr. Unscd. Bonds	3.75	2/1/21	1,915,000		1,750,536
Unit,
Gtd. Notes	6.63	5/15/21	1,215,000		978,075
Whiting Petroleum.
Gtd. Notes	5.75	3/15/21	2,190,000		2,044,912
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,658,565
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	2,390,000		2,188,939
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		819,113
					50,702,842
Financial--16.7%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	6,375,000	b	6,467,973
Aercap Ireland,
Gtd. Notes	4.63	10/30/20	950,000		986,812
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	b	1,507,825
American Express Credit,
Unscd. Notes	2.60	9/14/20	2,060,000		2,077,061
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	2,765,000		2,732,373
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	4,495,000		4,365,769
Bank of America,

Sr. Unscd. Notes	1.36	1/15/19	5,720,000	a	5,750,265
Bank of America,
Sr. Unscd. Notes	3.88	8/1/25	915,000		932,810
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	5,280,000		5,434,329
Bank of America,
Sub. Notes	4.25	10/22/26	920,000		924,793
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,050,740
Bank of America,
Sub. Notes	5.70	5/2/17	785,000		828,390
Bank of America,
Sr. Unscd. Notes	6.40	8/28/17	35,000		37,931
Barclays,
Sub. Notes	4.38	9/11/24	5,220,000		5,135,175
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,609,736
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		2,112,205
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,687,909
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	1,185,000	c	1,224,105
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	2,810,000		2,864,115
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,170,000		5,819,947
Citigroup,
Sub. Notes	5.50	9/13/25	10,000		10,983
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,598,549
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	2,495,000	b	2,660,294
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		6,862,566
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.17	3/12/19	8,215,000	a	8,045,541
General Electric Capital,

Gtd. Notes	0.83	1/14/19	5,045,000	a	5,046,519
Goldman Sachs Group,
Sr. Unscd. Notes	1.46	11/15/18	5,710,000	a	5,742,912
Goldman Sachs Group,
Sr. Unscd. Notes	1.93	11/29/23	5,300,000	a	5,357,282
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	390,000		391,957
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,264,969
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		4,047,907
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		4,837,239
JPMorgan Chase & Co.,
Sr. Notes	4.25	10/1/27	4,430,000		4,456,562
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	1,605,000		1,721,462
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,243,328
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	b	1,774,798
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	910,000		922,629
Morgan Stanley,
Sr. Unscd. Bonds	4.00	7/23/25	825,000		849,410
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	1,215,000		1,376,302
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	3,720,000		3,938,814
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000		112,460
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	5,090,000	b	5,311,522
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	3,380,000	a	3,599,700
Quicken Loans,
Gdt. Notes	5.75	5/1/25	2,440,000	b	2,430,850
Regency Centers,

Gtd. Notes	5.88	6/15/17	210,000		223,124
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	5,995,000	a	6,555,059
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/25	2,530,000		2,541,463
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	2,285,000		2,307,352
UBS Group Funding,
Gtd. Notes	4.13	9/24/25	1,365,000	b	1,373,795
Wells Fargo Bank & Co.,
Sub. Notes	4.30	7/22/27	3,470,000		3,585,777
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/37	1,935,000	a,b	1,983,375
					153,724,763
Foreign/Governmental--2.8%
Brazilian Government,
Sr. Unscd. Notes	2.63	1/5/23	5,590,000	c	4,631,315
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	5,030,000	b	5,168,325
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	2,825,000	b	3,160,751
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	2,550,000		2,428,875
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	4,495,000		4,809,650
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	15,000		14,831
Portuguese Government,
Unscd. Notes	5.13	10/15/24	2,560,000	b	2,713,234
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	1,660,000		1,655,850
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	945,000	c	985,163
					25,567,994
Health Care--3.1%
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	1,535,000		1,490,884
Anthem,

Sr. Unscd. Notes	2.30	7/15/18	4,250,000		4,273,843
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	905,000		927,698
Becton Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	635,000		647,197
Celgene,
Sr. Unscsd. Notes	3.55	8/15/22	2,395,000		2,437,291
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	390,000		404,625
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	365,000		369,563
Endo Finance,
Gtd. Notes	6.00	7/15/23	3,500,000	b	3,517,500
Fresenius Medical Care US Finance
II, Gtd. Notes	4.13	10/15/20	1,590,000	b	1,631,738
Gilead Sciences,
Sr. Unscd. Notes	3.65	3/1/26	2,325,000		2,353,551
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	3,030,000		3,072,423
Medtronic,
Sr. Unscd. Notes	4.63	3/15/45	2,815,000		2,966,574
Omega Healthcare Investors,
Gtd. Notes	5.25	1/15/26	1,975,000	b	2,042,241
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	2,400,000		2,366,268
					28,501,396
Industrial--1.7%
AECOM Technology
Sr. Gtd. Notes	5.75	10/15/22	2,550,000	b	2,661,563
AECOM Technology,
Gtd. Notes	5.88	10/15/24	2,530,000	b	2,621,713
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	500,000	b	506,896
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,995,000	b	3,257,140
HP Enterprise,
Gtd. Notes	4.40	10/15/22	2,615,000	b	2,640,559
United Rentals North America,

Gtd. Notes	5.50	7/15/25	1,825,000	c	1,827,281
Waste Management,
Gtd. Notes	6.10	3/15/18	1,700,000		1,869,179
					15,384,331
Information Technology--.2%
Fidelity National Inform,
Sr. Unscd. Notes	3.63	10/15/20	1,365,000		1,390,808
Materials--2.4%
Agrium,
Sr. Unscd. Notes	3.38	3/15/25	1,700,000		1,591,487
Agrium,
Sr. Unscd. Bonds	4.13	3/15/35	1,075,000		963,010
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	6,210,000		4,463,438
Glencore Funding,
Gtd. Notes	4.63	4/29/24	2,460,000	b	1,968,000
INEOS Group Holdings,
Scd. Notes	6.13	8/15/18	2,405,000	b,c	2,432,056
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,855,000		1,884,891
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000		3,425,113
Rio Tinto Finance USA,
Gtd. Notes	3.75	6/15/25	2,500,000		2,464,510
Vale Overseas,
Gtd. Notes	4.38	1/11/22	3,240,000	c	2,962,980
					22,155,485
Municipal Bonds--1.8%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,261,878
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	920,000		860,697
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	1,605,000		1,482,218
New Jersey Economic Development
Authority School Facilities
Construction Revenue	4.45	6/15/20	4,640,000		4,668,072

New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,668,081
					16,940,946
Residential Mortgage Pass-Through Ctfs.--.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	72,411		73,759
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	504	a,b	455
Residential Funding Mortgage
Securities I Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	95,087		94,238
					168,452
Telecommunications--2.4%
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	1,234,000	b	1,315,753
Altice,
Gtd. Notes	7.63	2/15/25	620,000	b	571,640
AT&T,
Sr. Unscd. Notes	1.24	11/27/18	4,410,000	a	4,417,007
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	1,290,000	b,c	1,167,450
Digicel,
Gtd. Notes	6.75	3/1/23	1,030,000	b	932,150
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	3,355,000		3,245,963
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,649,139
T-Mobile USA,
Gtd. Bonds	6.13	1/15/22	1,260,000		1,285,200
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,618,026
West,
Gtd. Notes	5.38	7/15/22	2,790,000	b	2,667,938
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	790,000	b	797,900
					21,668,166
U.S. Government Agency--.0%

Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	21,518		22,349
U.S. Government Agencies/Mortgage-Backed--27.3%
Federal Home Loan Mortgage Corp.:
4.00%			25,755,000	d,e	27,361,669
3.50%, 4/1/45			8,314,140	e	8,673,719
5.00%, 10/1/18 - 9/1/40			400,608	e	439,106
5.50%, 11/1/22 - 5/1/40			467,666	e	509,540
6.00%, 7/1/17 - 6/1/22			223,901	e	245,542
6.50%, 9/1/29 - 3/1/32			4,163	e	4,813
7.00%, 11/1/31			75,109	e	84,800
7.50%, 12/1/25 - 1/1/31			5,749	e	6,128
8.00%, 10/1/19 - 1/1/28			4,439	e	5,306
8.50%, 7/1/30			406	e	522
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%,
7/15/20			31,477	e	34,067
Federal National Mortgage Association:
3.00%			36,740,000	d,e	38,042,570
3.50%			41,740,000	d,e	43,518,383
4.00%			20,645,000	d,e	21,977,245
3.50%, 11/1/44 - 7/1/45			31,426,409	e	32,819,589
5.00%, 5/1/18 - 5/1/42			14,874,724	e	16,462,435
5.50%, 8/1/22 - 8/1/40			5,957,748	e	6,698,586
6.00%, 1/1/19 - 1/1/38			504,444	e	563,359
6.50%, 3/1/26 - 10/1/32			39,398	e	45,068
7.00%, 2/1/29 - 6/1/32			21,035	e	23,792
7.50%, 11/1/27 - 3/1/31			4,695	e	5,214
8.00%, 12/1/25			5,970	e	6,480
Pass-Through Ctfs.,REMIC,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18			10,036	e	10,520
Government National Mortgage Association I:
3.00%			24,055,000	d	24,571,805
4.50%			26,230,000	d	28,234,137
5.50%, 4/15/33			822,446		937,221

6.50%, 4/15/28 - 7/15/32			13,251		15,327
7.00%, 4/15/28 - 9/15/31			3,490		4,043
7.50%, 12/15/26 - 11/15/30			1,424		1,445
8.00%, 5/15/26 - 10/15/30			9,122		9,467
8.50%, 4/15/25			2,592		2,930
9.00%, 10/15/27			7,339		7,471
9.50%, 11/15/17 - 2/15/25			7,791		7,993
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31			54,779		64,475
7.00%, 11/20/29			192		233
					251,395,000
U.S. Government Securities--32.5%
U.S. Treasury Bonds:
2.50%, 2/15/45			27,115,000	c	24,702,551
3.00%, 5/15/45			22,815,000	c	23,090,537
U.S. Treasury Floating Rate Notes:
0.20%, 10/31/16			12,550,000	a	12,548,657
0.22%, 7/31/16			138,415,000	a	138,444,621
U.S. Treasury Notes:
0.88%, 7/15/18			22,455,000	c	22,391,250
1.13%, 6/15/18			3,145,000		3,157,756
1.38%, 9/30/20			7,515,000	c	7,464,559
1.63%, 6/30/20			66,245,000		66,643,530
					298,443,461
Utilities--2.9%
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,089,000	c	1,216,958
Calpine,
Sr. Unscd. Notes	5.75	1/15/25	5,090,000		4,841,863
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	473,000		493,701
Columbia Pipeline Group,
Gtd. Notes	4.50	6/1/25	2,910,000	b	2,805,729
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		65,200
Consolidated Edison Company of New
York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	675,000		706,355

Dominion Resources,
Sr. Unscd. Notes	3.90	10/1/25	1,750,000		1,777,472
Dynegy,
Gtd. Notes	6.75	11/1/19	380,000		380,950
Dynegy,
Gtd. Notes	7.38	11/1/22	4,790,000		4,825,925
Dynegy,
Gtd. Notes	7.63	11/1/24	535,000	c	539,013
Enel Finance International,
Gtd. Notes	6.00	10/7/39	805,000	b	922,933
Enel,
Sub. Bonds	8.75	9/24/73	1,415,000	a,b	1,634,325
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,387,442
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		379,489
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	1,210,000		1,254,932
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	1,410,000		1,464,805
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		516,037
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		726,036
					26,939,165
Total Bonds and Notes
(cost $1,087,303,819)					1,089,745,451
			Principal
Short-Term Investments--.3%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.06%, 2/11/16			1,255,000	f	1,254,745
0.14%, 3/31/16			1,150,000	f	1,149,186
Total Short-Term Investments
(cost $2,404,117)					2,403,931

Other Investment--.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $5,501,300)	5,501,300 [g]	5,501,300
Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,334,470)	13,334,470 [g]	13,334,470
Total Investments (cost $1,108,543,706)	120.8%	1,110,985,152
Liabilities, Less Cash and Receivables	(20.8%)	(191,136,905)
Net Assets	100.0%	919,848,247

GO-General Obligation
REIT-Real Estate Investment Trust

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, these securities were valued at $163,238,727 or 17.7% of net assets.
c Security, or portion thereof, on loan. At October 31, 2015, the value of the fund's securities on loan was
$78,602,484 and the value of the collateral held by the fund was $81,369,666, consisting of cash collateral of
$13,334,470 and U.S. Government and Agency securities valued at $68,035,196.
d Purchased on a forward commitment basis.
e The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

At October 31, 2015, net unrealized appreciation on investments was $2,562,865 of which $15,802,961 related to appreciated investment securities and $13,240,096 related to depreciated investment securities. At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	59.8
Corporate Bonds	41.5
Commercial Mortgage-Backed	7.3
Asset-Backed	5.3

Foreign/Governmental	2.8
Short-Term/Money Market Investments	2.3
Municipal Bonds	1.8
120.8

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
October 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2015	($)
Financial Futures Long
Australian 3 Year Bond	462	36,999,409	December 2015	35,966

Financial Futures Short
U.S. Treasury 10 Year Notes	687	(87,721,313)	December 2015	106,757

Gross Unrealized Appreciation				142,723

STATEMENT OF OPTIONS WRITTEN
October 31, 2015 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Australian Dollar,
January 2016 @ AUD 1.12	1,930,000	(2,061)
Brazilian Real,
December 2015 @ BRL 4.20	1,400,000	(6,600)
Brazilian Real,
December 2015 @ BRL 4.80	2,780,000	(2,946)
Colombian Peso,
January 2016 @ COP 3200	1,375,000	(11,697)
Colombian Peso,
December 2016 @ COP 3500	1,400,000	(162)
Hungarian Forint,
December 2015 @ HUF 295	1,390,000	(8,194)
Malaysian Ringgit,
January 2016 @ MYR 4.40	1,380,000	(31,853)
Norwegian Krone,
December 2015 @ NOK 9.30	2,500,000	(47,610)
South African Rand,
December 2015 @ ZAR 15	1,400,000	(7,129)
South African Rand,
January 2016 @ ZAR 14.5	1,385,000	(28,519)
South African Rand,
January 2016 @ ZAR 15	1,385,000	(14,165)
South Korean Won,
November 2015 @ KRW 1230	1,405,000	(176)
Swedish Krona,
February 2016 @ SEK 9.5	1,265,000	(13,705)
Turkish Lira,

November 2015 @ TRY 3.25	1,400,000	(0)
Turkish Lira,
January 2016 @ TRY 3.1	1,385,000	(14,641)

Put Options:
Brazilian Real,
December 2015 @ BRL 3.50	1,400,000	(1,018)
Brazilian Real,
January 2016 @ BRL 3.70	1,380,000	(14,589)
Chilean Peso,
January 2016 @ CLP 650	1,380,000	(4,705)
Colombian Peso,
December 2015 @ COP 290	1,400,000	(29,705)
Mexican New Peso,
January 2016 @ MXN 16.10	1,375,000	(10,208)
New Zealand Dollar,
January 2016 @ NZD 1.05	1,930,000	(18,864)
South African Rand,
December 2015 @ ZAR 12.5	1,400,000	(757)
South Korean Won,
January 2016 @ KRW 1100	1,385,000	(9,361)

(premiums received $400,084)		(278,665)

AUD-Australian Dollar
BRL-Brazilian Real
CLP-Chilean Peso
COP-Colombian Peso
HUF-Hungarian Forint
KRW-South Korean Won
MXN-Mexican New Peso
MYR-Malaysian Ringgit

NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona
TRY-Turkish Lira
ZAR-South African Rand

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
October 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
11/25/2015 a	1,840,000	1,328,548	1,310,355	(18,193)

Brazilian Real,
Expiring
12/2/2015 b	6,660,000	1,628,760	1,707,624	78,864

Chilean Peso,
Expiring
11/25/2015 b	912,340,000	1,291,992	1,315,937	23,946

Indian Rupee,
Expiring:
11/24/2015 c	4,100,000	63,009	62,459	(550)
11/24/2015 d	203,830,000	3,055,464	3,105,117	49,653
11/24/2015 e	41,385,000	635,929	630,453	(5,476)
11/24/2015 f	20,945,000	321,933	319,073	(2,860)

Indonesian Rupiah,
Expiring
11/25/2015 a	19,151,290,000	1,266,620	1,388,735	122,115

Mexican New Peso,
Expiring

11/25/2015 g	66,990,000	3,918,506	4,047,633	129,127

Norwegian Krone,
Expiring
11/25/2015 f	44,785,000	5,359,141	5,268,539	(90,602)

Peruvian New Sol,
Expiring:
12/18/2015 e	3,317,000	1,017,485	1,002,625	(14,860)
12/18/2015 g	2,390,000	726,687	722,422	(4,265)

Swedish Krona,
Expiring
11/25/2015 f	780,000	91,631	91,348	(283)

Sales:		Proceeds ($)

Brazilian Real,
Expiring
12/2/2015 d	6,660,000	1,612,942	1,707,624	(94,682)

Canadian Dollar,
Expiring
11/25/2015 e	1,790,000	1,360,937	1,368,691	(7,754)

Colombian Peso,
Expiring:
11/25/2015 e	7,225,680,000	2,305,614	2,486,363	(180,749)

Euro,
Expiring:
11/25/2015 c	1,753,000	1,935,102	1,928,309	6,793
11/25/2015 d	946,000	1,044,270	1,040,604	3,666
11/25/2015 e	1,301,000	1,436,158	1,431,106	5,052

11/25/2015 f	1,024,000	1,130,680	1,126,404	4,276
11/25/2015 h	1,183,000	1,306,139	1,301,306	4,833

Hungarian Forint,
Expiring
11/25/2015 i	380,030,000	1,357,534	1,344,084	13,450

Indonesian Rupiah,
Expiring
11/25/2015 e	19,151,290,000	1,391,733	1,388,735	2,998

Malaysian Ringgit,
Expiring
11/25/2015 e	5,420,000	1,253,614	1,259,111	(5,497)

New Taiwan Dollar,
Expiring
11/25/2015 d	46,020,000	1,381,567	1,417,650	(36,083)

New Zealand Dollar,
Expiring
11/25/2015 g	3,680,000	2,489,594	2,487,101	2,493

Peruvian New Sol,
Expiring
12/18/2015 b	23,849,000	7,237,936	7,208,802	29,134

South African Rand,
Expiring
11/25/2015 d	69,690,000	4,972,813	5,013,264	(40,451)

South Korean Won,
Expiring
11/25/2015 a	1,622,181,000	1,363,406	1,421,658	(58,252)

Swiss Franc,
Expiring
11/25/2015 a	2,625,000	2,681,444	2,657,761	23,683

Turkish Lira,
Expiring
11/25/2015 e	3,500,000	1,126,543	1,191,364	(64,821)

				-

Gross Unrealized Appreciation				500,083
Gross Unrealized Depreciation				(625,378)

Counterparties:
a Bank of America
b Morgan Stanley Capital Services
c Credit Suisse International
d Citigroup
e JP Morgan Chase Bank
f UBS
g HSBC
h Goldman Sachs International
i Deutsche Bank

Dreyfus Intermediate Term Income Fund
October 31, 2015 (Unaudited)

Notional	Currency/		(Pay) Receive		Unrealized
Amount ($)	Floating Rate	Counterparties	Fixed Rate (%)	Expiration	Appreciation ($)
161,290,000	USD - 1 YEAR US CPI URBAN CONSUMERS NSA	Deutsche Bank	0.34	10/1/2016	457,491
159,970,000	USD - 1 YEAR US CPI URBAN CONSUMERS NSA	Deutsche Bank	0.41	10/2/2016	351,896

Gross Unrealized Appreciation					809,387

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	48,703,016	-	48,703,016
Commercial Mortgage-Backed	-	67,422,358	-	67,422,358
Corporate Bonds†	-	381,081,875	-	381,081,875
Foreign Government	-	25,567,994	-	25,567,994
Municipal Bonds†	-	16,940,946	-	16,940,946
Mutual Funds	18,835,770	-	-	18,835,770
Residential Mortgage-Backed	-	168,452	-	168,452
U.S. Government Agencies/Mortgage-Backed	-	251,417,349	-	251,417,349
U.S. Treasury	-	300,847,392	-	300,847,392
Other Financial Instruments:
Financial Futures††	142,723	-	-	142,723
Forward Foreign Currency Exchange Contracts††	-	500,083	-	500,083
Swaps		809,387		809,387
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(625,378)	-	(625,378)
Options Written	-	(278,665)	-	(278,665)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end October 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of

Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.6%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--8.4%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		843,379
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		417,816
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	920,000		925,526
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		662,288
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,217,022
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,616,472
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,330,836
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		440,163
Countrywide Asset-Backed
Certificates, Ser. 2004-6,
Cl. 2A5	0.98	11/25/34	1,031,154	a	1,001,895
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	2,000,000	b	2,000,289
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. B	3.09	7/16/18	1,250,000	b	1,253,568
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		578,187
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		761,070
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,480,326
Santander Drive Auto Receivables

Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,075,471		1,082,947
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	38,295		38,381
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		628,195
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,540,000		1,534,533
					17,812,893
Asset-Backed Ctfs./Home Equity Loans--.7%
First NLC Trust,
Ser. 2005-2, Cl. M1	0.68	9/25/35	408,240	a	401,627
New Century Homes Equity Loan
Trust, Ser. 2005-3, Cl. M2	0.69	7/25/35	1,050,000	a	1,020,751
					1,422,378
Casinos--.3%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	720,000	b	705,600
Commercial Mortgage Pass-Through Ctfs.--4.8%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T26, Cl. A4	5.47	1/12/45	573,824	a	597,734
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.90	12/10/49	825,000	a	866,250
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	580,000		587,475
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	1,075,000	b	1,115,249
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	640,000	b	587,671
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	620,000	b	602,423
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.49	12/15/19	320,000	a,b	323,860
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.49	12/15/19	725,000	a,b	706,429
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	1,145,000	b	1,149,308
JPMBB Commercial Mortgage

Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	2,490,000		2,566,641
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.91	11/15/46	975,000	a	1,064,433
					10,167,473
Consumer Discretionary--3.4%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	1,115,000		1,108,380
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	620,000		645,575
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		737,091
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	1,170,000	b	1,274,638
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	1,130,000	b	1,131,685
Sky,
Gtd. Notes	2.63	9/16/19	1,220,000	b	1,228,191
Time Warner,
Gtd. Notes	2.10	6/1/19	900,000		897,610
Volkswagen Group of America
Finance, Gtd. Notes	1.25	5/23/17	200,000	b	194,898
					7,218,068
Consumer Staples--3.9%
Altria Group,
Gtd. Notes	2.85	8/9/22	1,050,000		1,039,514
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,383,315
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,541,826
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	575,000	b	577,854
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	380,000	b	397,738
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	b	660,197
Reynolds American,

Gtd. Notes	8.13	6/23/19	800,000	b	946,708
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	b	1,737,986
					8,285,138
Energy--4.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	535,000		576,329
Columbia Pipeline Group,
Gtd. Notes	4.50	6/1/25	665,000	b	641,172
Continental Resources,
Gtd. Notes	3.80	6/1/24	445,000	c	373,098
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,235,000		1,239,893
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		249,338
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	1,070,000		944,275
Kinder Morgan Energy Partners,
Gtd. Notes	5.95	2/15/18	1,371,000		1,454,386
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		601,566
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,130,000		1,140,492
Talisman Energy,
Sr. Unscd. Bonds	3.75	2/1/21	455,000		415,924
Transocean,
Gtd. Notes	3.00	10/15/17	590,000	a	543,095
Unit,
Gtd. Notes	6.63	5/15/21	290,000		233,450
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		359,208
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		426,279
Williams Partners,
Sr. Unscd. Notes	7.25	2/1/17	235,000		248,673
					9,447,178
Financial--17.0%
ABN AMRO Bank,

Sr. Unscd. Notes	2.50	10/30/18	760,000	b	771,084
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	340,000	b	351,635
AerCap Ireland Capital,
Gtd. Notes	4.63	10/30/20	200,000		207,750
American Express Credit,
Sr. Unscd. Notes	2.60	9/14/20	455,000		458,768
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	925,000		1,093,437
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	a	211,470
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	635,000		627,507
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	1,065,000		1,034,381
Bank of America,
Sr. Unscd. Notes	1.36	1/15/19	1,335,000	a	1,342,063
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	1,045,000		1,058,135
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,020,000		1,039,822
Bank of America,
Sr. Unscd. Notes	3.88	8/1/25	665,000		677,944
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		157,837
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		381,528
Capital One,
Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,260,934
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	290,000	c	299,570
Citigroup,
Sr. Unscd. Notes	2.15	7/30/18	380,000		381,687
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,037,811
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	505,000		568,486
DDR,

Sr. Unscd. Notes	4.75	4/15/18	650,000		685,940
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	575,000	b	613,094
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		616,559
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	b	1,101,761
Fidelity National Information
Services, Sr. Unscd. Notes	3.63	10/15/20	310,000		315,861
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.17	3/12/19	1,975,000	a	1,934,260
General Electric Capital,
Gtd. Notes	0.83	1/14/19	1,195,000	a	1,195,360
General Electric Capital,
Gtd. Debs.	6.38	11/15/67	2,965,000	a	3,174,032
Goldman Sachs Group,
Sr. Unscd. Notes	1.46	11/15/18	1,295,000	a	1,302,464
Goldman Sachs Group,
Sr. Unscd. Notes	1.93	11/29/23	1,250,000	a	1,263,510
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		634,943
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	725,000		730,777
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	1,075,000		1,134,140
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	b	609,759
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	570,000		574,782
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	560,000		634,345
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	600,000		605,296
Quicken Loans,
Gdt. Notes	5.75	5/1/25	485,000	b	483,181
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	490,000		543,128
Royal Bank of Scotland,

Sub. Notes	9.50	3/16/22	1,210,000	a	1,323,039
Simon Property Group,
Sr. Unscd. Notes	2.50	9/1/20	1,160,000		1,169,243
Synchrony Financial,
Sr. Unscd. Notes	3.00	8/15/19	565,000		571,235
UBS Group Funding,
Gtd. Bonds	2.95	9/24/20	420,000	b	420,689
Wells Fargo Bank & Company,
Sr. Unscd. Notes	2.60	7/22/20	860,000	c	867,983
Welltower,
Sr. Unscd. Notes	2.25	3/15/18	490,000		491,848
					35,959,078
Foreign/Governmental--2.3%
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	520,000	c	512,720
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	1,230,000	b	1,263,825
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	645,000	b	721,658
Petroleos Mexicanos,
Gtd. Notes	3.50	7/18/18	1,100,000		1,121,450
Portuguese Government,
Unscd. Notes	5.13	10/15/24	605,000		641,213
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	345,000		344,137
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	195,000	c	203,287
					4,808,290
Health Care--3.1%
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	815,000		819,572
Becton Dickinson and Company,
Sr. Unscd. Notes	2.68	12/15/19	900,000		911,102
Celgene,
Sr. Unscsd. Notes	2.13	8/15/18	600,000		604,993
Fresenius Medical Care US Finance
II, Gtd. Notes	4.13	10/15/20	370,000	b	379,713
Gilead Sciences,

Sr. Unscd. Notes	2.55	9/1/20	1,085,000		1,096,066
Medtronic,
Gtd. Notes	2.50	3/15/20	1,190,000		1,209,672
Zimmer Biomet Holdings,
Sr. Unscd. Notes	2.70	4/1/20	1,660,000		1,656,861
					6,677,979
Industrial--.7%
AECOM,
Gtd. Notes	5.75	10/15/22	585,000	b	610,594
AECOM,
Gtd. Notes	5.88	10/15/24	570,000	b	590,663
Waste Management,
Gtd. Notes	6.10	3/15/18	365,000		401,324
					1,602,581
Information Technology--.3%
Hewlett Packard Enterprise,
Gtd. Notes	4.40	10/15/22	595,000	b	600,816
Materials--1.0%
Freeport-McMoRan,
Gtd. Notes	2.15	3/1/17	195,000		189,150
Freeport-McMoRan,
Gtd. Notes	3.55	3/1/22	430,000	c	344,645
Freeport-McMoRan,
Gtd. Notes	3.88	3/15/23	675,000		531,225
Glencore Funding,
Gtd. Notes	2.50	1/15/19	580,000	b	495,905
Vale Overseas,
Gtd. Notes	6.25	1/23/17	600,000		613,283
					2,174,208
Municipal Bonds--.5%
New Jersey Economic Development
Authority School Facilities
Construction Revenue	4.45	6/15/20	1,055,000		1,061,383
Residential Mortgage Pass-Through Ctfs.--.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	71,818		73,155
GSR Mortgage Loan Trust,

Ser. 2004-12, Cl. 2A2	2.66	12/25/34	145,425	a	103,432
					176,587
Telecommunication Services--1.3%
AT&T,
Sr. Unscd. Notes	1.24	11/27/18	545,000	a	545,866
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	525,000		547,912
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	645,000	b	583,725
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	475,000		459,563
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	505,000		532,988
					2,670,054
U.S. Government Agencies--2.4%
Federal National Mortgage
Association, Notes	0.88	8/28/17	5,100,000	d	5,112,572
U.S. Government Agencies/Mortgage-Backed--.0%
Federal National Mortgage Association
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			60,109	d	61,482
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31			6,857		8,276
7.50%, 11/20/29 - 12/20/30			6,839		7,948
					77,706
U.S. Government Securities--40.5%
U.S. Treasury Floating Rate Notes:
0.20%, 10/31/16			565,000	a	564,940
0.22%, 7/31/16			9,645,000	a	9,647,064
0.22%, 4/30/17			895,000	a	894,652
U.S. Treasury Notes:
0.25%, 5/15/16			120,000		119,963
0.63%, 6/30/17			14,290,000	c	14,284,884
0.63%, 7/31/17			9,255,000		9,248,734
0.88%, 7/15/18			15,640,000	c	15,595,598
1.13%, 6/15/18			26,660,000		26,768,133
1.38%, 9/30/20			2,170,000	c	2,155,435

1.63%, 6/30/20			3,825,000		3,848,011
1.63%, 7/31/20			2,700,000		2,715,417
					85,842,831
Utilities--1.5%
Calpine,
Sr. Unscd. Notes	5.75	1/15/25	565,000		537,456
Enel,
Jr. Sub. Bonds	8.75	9/24/73	300,000	a,b	346,500
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		551,143
NRG Energy,
Gtd. Notes	6.25	7/15/22	245,000		226,625
Sempra Energy,
Sr. Unscd. Notes	2.40	3/15/20	985,000		980,072
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		448,672
					3,090,468
Total Bonds and Notes
(cost $205,854,168)					204,913,281
			Principal
Short-Term Investments--.2%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.21%, 2/11/16
(cost $354,784)			355,000	[e]	354,928

Other Investment--3.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,430,747)			6,430,747	[f]	6,430,747
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $833,750)			833,750	[f]	833,750
Total Investments (cost $213,473,449)			100.2%		212,532,706
Liabilities, Less Cash and Receivables			(.2%)		(489,545)

Net Assets			100.0%		212,043,161
REMIC--Real Estate Mortgage Investment Conduit

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, these securities were valued at $27,180,066 or 12.8% of net assets.
c Security, or portion thereof, on loan. At October 31, 2015, the value of the fund's securities on loan was
$26,317,233 and the value of the collateral held by the fund was $28,583,562, consisting of cash collateral of
$833,750 and U.S. Government & Agency securities valued at $27,749,812.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

At October 31, 2015, net unrealized depreciation on investments was $923,749 of which $971,321 related to appreciated investment securities and $1,895,070 related to depreciated investment securities. At October 31, 2015, the cost of investments for federal income tax purposes was substantially the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	42.9
Corporate Bonds	36.9
Asset/Mortgage-Backed	9.1
Commercial Mortgage-Backed	4.8
Short-Term/Money Market Investments	3.6
Foreign/Governmental	2.3
Municipal Bonds	.5
Residential Mortgage-Backed	.1
100.2

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
October 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2015 ($)
Financial Futures Long
Australian 3 Year Bond	53	4,244,521	December 2015	4,126
U.S. Treasury 2 Year Notes	113	24,708,156	December 2015	(13,936)
Financial Futures Short
U.S. Treasury 10 Year Notes	144	(18,387,000)	December 2015	(10,493)

Gross Unrealized Appreciation				4,126
Gross Unrealized Depreciation				(24,429)

STATEMENT OF OPTIONS WRITTEN
October 31, 2015 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Australian Dollar,
January 2016 @ AUD 1.12	295,000	(315)
Brazilian Real,
December 2015 @ BRL 4.2	210,000	(990)
Brazilian Real,
December 2015 @ BRL 4.8	315,000	(334)
Colombian Peso,
December 2015 @ COP 3,500	210,000	(24)
Colombian Peso,
January 2016 @ COP 3,200	210,000	(1,786)
Euro,
December 2015 @ EUR 9.3	280,000	(5,332)
Euro,
February 2016 @ EUR 9.5	195,000	(2,113)
Hungarian Forint,
December 2015 @ HUF 295	210,000	(1,238)
Malaysian Ringgit,
January 2016 @ MYR 4.4	210,000	(4,847)
South African Rand,
December 2015 @ ZAR 15	200,000	(1,019)
South African Rand,
January 2016 @ ZAR 14.5	210,000	(4,324)
South African Rand,
January 2016 @ ZAR 15	210,000	(2,148)
South Korean Won,
November 2015 @ KRW 1,230	215,000	(27)
Turkish Lira,

November 2015 @ TRY 3.25	210,000	(0)
Turkish Lira,
January 2016 @ TRY 3.1	210,000	(2,220)

Put Options:
Australian Dollar,
January 2016 @ AUD 1.05	295,000	(2,883)
Brazilian Real,
December 2015 @ BRL 3.5	210,000	(153)
Brazilian Real,
January 2016 @ BRL 3.7	210,000	(2,220)
Colombian Peso,
December 2015 @ COP 2,900	210,000	(4,456)
Chilean Peso,
January 2016 @ CLP 650	210,000	(716)
Mexican New Peso,
January 2016 @ MXN 16.1	210,000	(1,559)
South African Rand,
December 2015 @ ZAR 12.5	200,000	(108)
South Korean Won,
January 2016 @ KRW 1,100	210,000	(1,419)

Total Options Written (premiums received $57,225)		(40,231)

AUD-Australian Dollar
BRL-Brazilian Real
CLP-Chilean Peso
COP-Colombian Peso
EUR-Euro
HUF-Hungarian Forint
KRW-South Korean Won
MYR-Malaysian Ringgit

MXN-Malaysian Ringgit
TRY-Turkish Lira
ZAR-South African Rand

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
October 31, 2015 (Unaudited)
		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
11/25/2015	a	210,000	151,628	149,551	(2,077)

Chilean Peso,
Expiring
11/25/2015	b	104,180,000	147,532	150,267	2,735

Indian Rupee,
Expiring:
11/24/2015	c	20,420,000	306,101	311,075	4,974
11/24/2015	d	640,000	9,836	9,750	(86)
11/24/2015	e	6,475,000	99,496	98,639	(857)
11/24/2015	f	3,275,000	50,338	49,891	(447)

Indonesian Rupiah,
Expiring
11/25/2015	a	2,935,310,000	194,134	212,851	18,717

Mexican New Peso,
Expiring
11/25/2015	g	7,540,000	441,044	455,578	14,534

Norwegian Krone,
Expiring
11/25/2015	f	5,180,000	619,858	609,379	(10,479)

Sales:			Proceeds ($)

Canadian Dollar,
Expiring
11/25/2015	e	200,000	152,060	152,926	(866)

Colombian Peso,
Expiring
11/25/2015	e	863,940,000	275,671	297,283	(21,612)

Euro,
Expiring:
11/25/2015	c	115,000	126,946	126,500	446
11/25/2015	d	213,000	235,126	234,301	825
11/25/2015	e	158,000	174,414	173,801	613
11/25/2015	f	125,000	138,023	137,501	522
11/25/2015	h	144,000	158,989	158,401	588

Hungarian Forint,
Expiring
11/25/2015	i	43,360,000	154,890	153,355	1,535

Indonesian Rupiah,
Expiring
11/25/2015	e	2,935,310,000	213,310	212,851	459

Malaysian Ringgit,
Expiring
11/25/2015	e	420,000	97,144	97,569	(425)

New Taiwan Dollar,
Expiring
11/25/2015	c	5,240,000	157,310	161,419	(4,109)

New Zealand Dollar,
Expiring

11/25/2015	g	480,000	324,730	324,405	325

Peruvian New Sol,
Expiring
10/21/2016	e	2,045,000	587,999	582,375	5,624

South African Rand,
Expiring
11/25/2015	c	8,230,000	587,261	592,039	(4,778)

South Korean Won,
Expiring
11/25/2015	a	250,150,000	210,245	219,228	(8,983)

Swiss Franc,
Expiring
11/25/2015	a	305,000	311,558	308,806	2,752

Turkish Lira,
Expiring
11/25/2015	h	300,000	96,520	102,117	(5,597)

Gross Unrealized Appreciation					54,649
Gross Unrealized Depreciation					(60,316)

Counterparties:
a Bank Of America
b Morgan Stanley Capital Services
c Citigroup
d Credit Suisse International
e JP Morgan Chase Bank
f UBS
g HSBC

h Goldman Sachs International
i Deutsche Bank

					Unrealized
Notional	Currency/		(Pay) Receive		Appreciation
Amount ($)	Floating Rate	Counterparties	Fixed Rate (%)	Expiration	(Depreciation) ($)
18,375,000	USD - 1 YEAR US CPI URBAN CONSUMERS	Deutsche Bank	0.34	10/1/2016	52,120
20,840,000	USD - 1 YEAR US CPI URBAN CONSUMERS	Deutsche Bank	0.41	10/2/2016	45,843
	Gross Unrealized Appreciation				97,963

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	19,235,271	-	19,235,271
Commercial Mortgage-Backed	-	10,167,473	-	10,167,473
Corporate Bonds†	-	78,431,168	-	78,431,168
Foreign Government	-	4,808,290	-	4,808,290
Municipal Bonds†	-	1,061,383	-	1,061,383
Mutual Funds	7,264,497	-	-	7,264,497
Residential Mortgage-Backed	-	176,587	-	176,587
U.S. Government Agencies/Mortgage-Backed	-	5,190,278	-	5,190,278
U.S. Treasury	-	86,197,759	-	86,197,759
Other Financial Instruments:
Financial Futures††	4,126	-	-	4,126
Forward Foreign Currency Exchange Contracts††	-	54,649	-	54,649
Swaps††	-	97,963	-	97,963
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(24,429)	-	-	(24,429)
Forward Foreign Currency Exchange Contracts††	-	(60,316)	-	(60,316)
Options Written	-	(40,231)	-	(40,231)

†   See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)